Investments - Market value of investments listed in regulated stock markets (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments
Book value	€ 12,092	€ 5,887	€ 6,749
Joint ventures
Investments
Book value	€ 7,065	€ 2,057
Joint ventures | Var Energi ASA
Investments
% of the investment in joint venture		69.85%
Book value		€ 645
Joint ventures | Saipem SpA
Investments
% of the investment in joint venture	31.20%	31.20%
Book value	€ 645	€ 137
Joint ventures | Saipem SpA | Ordinary shares
Investments
Number of shares held	622,476,192
% of the investment in joint venture	31.20%
Share price	€ 1.1275
Market value of joint venture	€ 702
Book value	645
Associates
Investments
Book value	€ 4,977	€ 3,786
Associates | Var Energi ASA
Investments
% of the investment in associate	63.08%
Book value	€ 763
Associates | Var Energi ASA | Ordinary shares
Investments
Number of shares held	1,574,616,035
% of the investment in associate	63.08%
Share price	€ 3.1947
Market value of associate	€ 5,030
Book value	€ 763